Development, Exclusivity and Option Products Agreement	6 Months Ended
Jun. 30, 2022
Development, Exclusivity and Option Products Agreement [Abstract]
DEVELOPMENT, EXCLUSIVITY AND OPTION PRODUCTS AGREEMENT

NOTE 5 – Development, Exclusivity and Option Products Agreement

On February 5, 2021, CollPlant entered into a Development, Exclusivity and Option Products Agreement (the “Development Agreement”) with AbbVie, pursuant to which CollPlant and AbbVie will collaborate in the development and commercialization of dermal and soft tissue filler products for the medical aesthetics market, using CollPlant rhCollagen technology and AbbVie’s technology.

Pursuant to the Development Agreement, CollPlant agreed to undertake projects for the development of an aseptic process for sterile rhCollagen that meets or exceeds certain specifications as set forth in the Development Agreement. Prior to the second anniversary of the Development Agreement, AbbVie may elect to have CollPlant undertake additional projects for the development of a more concentrated rhCollagen that meets or exceeds certain specifications.

Pursuant to the Development Agreement, CollPlant granted to AbbVie and its affiliates, worldwide exclusive rights to use its rhCollagen in combination with AbbVie proprietary technologies, for the production and commercialization of dermal and soft tissue filler products, or the Exclusive Products. Further, pursuant to the Development Agreement, CollPlant granted to AbbVie and its affiliates, a right of first negotiation to enter into a definitive agreement to obtain exclusive, worldwide rights to the use of CollPlant rhCollagen for the commercialization and sale of an injectable breast implant product and a right of first negotiation to enter into a definitive agreement to obtain exclusive, worldwide rights to the use of CollPlant’s rhCollagen for the commercialization and sale of a photocurable dermal filler product, each an “Option Product” and together, the “Option Products”. Other than under the Development Agreement, CollPlant agreed not to research, develop or commercialize its rhCollagen for use with any Exclusive Products during the term of the Development Agreement or grant any third party any rights to CollPlant’s rhCollagen technology that would conflict with rights granted to AbbVie.

The Development Agreement provides that later on CollPlant and AbbVie will enter into a supply agreement whereby CollPlant will manufacture and supply AbbVie with rhCollagen, at a pre-agreed price, to be used solely for the development and manufacture of the Exclusive Products and Option Products.

The Development Agreement provides that with respect to the Exclusive Products CollPlant shall be entitled to receive up to $50,000 comprised of an upfront cash payment of $14,000, which was paid in February 2021, and up to $36,000 in proceeds upon the achievement of certain development, clinical trial, regulatory and commercial sale milestones. In addition, CollPlant shall be entitled to a fixed-fee royalty payment (subject to certain adjustments) for each product commercially sold during the applicable royalty term as well as a fee for the supply of rhCollagen to AbbVie. In addition, with respect to the Option Products, CollPlant shall be entitled to receive up to $53,000, as further described below, plus a fixed-fee royalty payment (subject to certain adjustments) for each product commercially sold during the applicable royalty term and a fee for the supply of rhCollagen to AbbVie. The $53,000 in proceeds includes a one-time non-refundable payment of $6,000 upon signing a definitive agreement with regard to the injectable breast implant product; a one-time non-refundable payment of $4,000 for signing a definitive agreement with regard to the photocurable dermal filler product; and up to an additional $43,000 payable upon the achievement of certain clinical trial, regulatory approval and commercial sale milestones. Unless earlier terminated, the Development Agreement will continue in effect on a product-by-product and country-by-country basis until the later of (i) the expiration, invalidation or abandonment of the last CollPlant patent covering a product in a particular country, and (ii) 10 years from the first commercial sale of such product in such country.

Following expiration (unless earlier terminated), the rights granted to AbbVie in the Development Agreement will continue on a non-exclusive, fully paid-up, royalty-free, perpetual and irrevocable basis.

The Development Agreement may be terminated early by either party for material breach or bankruptcy. In addition, AbbVie may terminate the Development Agreement at any time immediately upon written notice to CollPlant if AbbVie reasonably believes that it is not advisable for AbbVie to continue to develop or commercialize the Exclusive Products under the Development Agreement as a result of a perceived serious safety issue regarding the use of any Exclusive Product or upon 60 days’ written notice, for any or no reason, with respect to its rights under the Agreement on an Exclusive Product-by-Exclusive Product or country-by-country basis.